General information and list of principal subsidiaries (Tables)	6 Months Ended
Dec. 31, 2023
General information and list of principal subsidiaries
Summary of principal subsidiaries of entity

	Place of		Group’s effective
	incorporation /	Registered/ issued	interest
Company name	establishment and business	and paid-up capital	(direct or indirect)	Principal activities
MINISO Universal Holding Limited	BVI	USD50,000/-	100%	Investment holding
MINISO Global Holding Limited	BVI	USD50,000/-	100%	Investment holding
MINISO Development Hong Kong Limited	Hong Kong	HKD10,000/-	100%	Investment holding and wholesale of lifestyle products
MINISO Investment Hong Kong Limited	Hong Kong	HKD80,100,000/ HKD80,100,000	100%	Investment holding
MINISO Hong Kong Limited	Hong Kong	HKD350,000,000/ HKD350,000,000	100%	Wholesale of lifestyle products
MINISO (Guangzhou) Co., Ltd.	PRC	RMB146,862,372/ RMB139,693,019	100%	Wholesale and retail of lifestyle products
MINISO (Hengqin) Enterprise Management Co., Ltd.	PRC	RMB10,000,000/-	100%	Brand licensing
MINISO International (Guangzhou) Co., Ltd.	PRC	RMB65,000,000/ RMB65,000,000	100%	Wholesale of lifestyle products
MINISO Youxuan Technology (Guangzhou) Co., Ltd.	PRC	RMB10,000,000/ RMB5,000,000	100%	Online sales of lifestyle products
Pt. MINISO Lifestyle Trading Indonesia	Indonesia	IDR53,289,350,000/ IDR53,289,350,000	67%	Wholesale and retail of lifestyle products
MINISO Life Style Private Limited	India	INR669,540,570/ INR669,540,570	100%	Wholesale and retail of lifestyle products
USA MINISO Depot Inc.	United States	USD67,041,441/ USD67,041,441	100%	Wholesale and retail of lifestyle products
MIHK Management Inc.	Canada	CAD100/CAD100	100%	Wholesale and retail of lifestyle products
MINISO LIFESTYLE SINGAPORE PRIVATE LIMITED	Singapore	SGD3,000/ SGD3,000	100%	Wholesale and retail of lifestyle products
MINISO VIETNAM LIMITED LIABILITY COMPANY	Vietnam	VND20,000,000,000/ VND20,000,000,000	90%	Wholesale and retail of lifestyle products
TOP TOY (Guangdong) Cultural Creativity Co., Ltd. (Formerly known as TOP TOY (Guangdong) Technology Co., Ltd.)	PRC	RMB5,000,000/-	100%	Wholesale and retail of pop toy products
Mingyou Industrial Investment (Guangzhou) Co., Ltd.	PRC	RMB2,300,000,000/ RMB2,126,000,000	100%	Development of headquarters building